Environmental Matters (Tables)	12 Months Ended
Dec. 31, 2017
Environmental Remediation Obligations [Abstract]
Schedule of Environmental Loss Contingencies by Site [Table Text Block]

	Current Liabilities		Non-Current Liabilities
In thousands	2017	2016	2017	2016
Portland Harbor site:
Gasco/Siltronic Sediments	$2,683	$869	$45,346	$43,972
Other Portland Harbor	1,949	1,970	4,163	4,148
Gasco/Siltronic Upland site	13,422	10,657	47,835	49,183
Central Service Center site	25	73	—	—
Front Street site	1,009	906	10,757	7,786
Oregon Steel Mills	—	—	179	179
Total	$19,088	$14,475	$108,280	$105,268

Environmental Regulatory Table [Table Text Block]

In thousands	2017	2016
Deferred costs and interest (1)	$45,546	$53,039
Accrued site liabilities (2)	126,950	119,443
Insurance proceeds and interest	(94,170)	(98,523)
Total regulatory asset deferral(1)	$78,326	$73,959
Current regulatory assets(3)	6,198	9,989
Long-term regulatory assets(3)	72,128	63,970

(1)	Includes pre-review and post-review deferred costs, amounts currently in amortization, and interest, net of amounts collected from customers.

(2)
Excludes 3.32% of the Front Street site liability, or $0.4 million in 2017 and $0.3 million in 2016, as the OPUC only allows recovery of 96.68% of costs for those sites allocable to Oregon, including those that historically served only Oregon customers.

(3)
Environmental costs relate to specific sites approved for regulatory deferral by the OPUC and WUTC. In Oregon, we earn a carrying charge on cash amounts paid, whereas amounts accrued but not yet paid do not earn a carrying charge until expended. We also accrue a carrying charge on insurance proceeds for amounts owed to customers. In Washington, a carrying charge related to deferred amounts will be determined in a future proceeding. Current environmental costs represent remediation costs management expects to collect from customers in the next 12 months. Amounts included in this estimate are still subject to a prudence and earnings test review by the OPUC and do not include the $5 million tariff rider. The amounts allocable to Oregon are recoverable through utility rates, subject to an earnings test.